STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Issuance of treasury shares under stock purchase plans, ordinary shares	3,143,469	2,735,516	3,382,608
Issuance of treasury shares under stock purchase plans, ordinary shares withheld for taxes	34,660	33,748	42,623
Treasury shares	12,032,899	11,207,320	10,148,834